Stock-based Compensation - Summary of Stock-Based Compensation Expense for Stock Options Granted to Employees and Non-Employees (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 357,784	$ 1,266,026	$ 1,531,876	$ 573,695
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	98,722	592,966	665,834	261,492
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 259,062	$ 673,060	$ 866,042	$ 312,203